1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

September 10, 2007

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:        SEI Institutional Investments Trust Post-Effective Amendment No. 33 to Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257)

Ladies and Gentlemen:

On behalf of SEI Institutional Investments Trust (the “Trust”), I attach herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 33 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

This filing is made pursuant to Rule 485(a) under the Act for the purpose of introducing a new series of the Trust, the Screened World Equity Ex-US Fund.

If you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact the undersigned at (215) 963-5598.

Very truly yours,

/s/ Sean Graber

Sean Graber, Esq.

cc:                               Ms. Julie Vossler